Equity	6 Months Ended
Jun. 30, 2018
Equity [abstract]
EQUITY

NOTE 5 - EQUITY:

A.	On January 14, 2018, the Company’s shareholders approved (i) the grant of 3,750,000 options to purchase 3,750,000 ordinary shares to Yehiel Tal, the chief executive officer, (ii) the grant of 650,000 options to purchase 650,000 ordinary shares to Adi Goldin, a director and former chairman, (iii) the grant to each of the directors, Abraham Havron, David Tsur and Scott Burell, of 500,000 options to purchase 500,000 ordinary shares, (iv) the grant to each of Gili Hart, external director, and Elan Penn, external director, of 500,000 options to purchase 500,000 ordinary shares, and (v) the annual and attendance compensation to David Tsur, in accordance with the fixed amounts in accordance with the Companies Law. Following their approval, each of the foregoing options may be exercised at a price per option of NIS 0.58 and the options will vest over four years, in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.

B.	On January 18, 2018, the Company signed Security Purchase Agreements for the purchase and sale, in a private placement, of an aggregate of 4,344,340 ordinary shares for an aggregate of NIS 2.2 million to the following three investors as follows: (i) Alpha entered into a Security Purchase Agreement for the purchase of 1,275,340 ordinary shares for NIS 638 thousands; (ii) an investor entered into a Security Purchase Agreement for the purchase of 2,046,000 ordinary shares for NIS 1 million; and (iii) Docor International BV entered into a Security Purchase Agreement for the purchase of 1,023,000 ordinary shares for NIS 511 thousand. Closing occurred on January 25, 2018.

C.

On January 31, 2018, in connection with the Alpha Purchase Agrement signed on September 6, 2017, Debentures in the aggregate principal amount of $3,375,144 were automatically converted into a Pre-Funded Warrant to purchase 39,322,742 ordinary shares represented by 786,455 ADSs.

On April 30, 2018, the Company completed the third closing of the Alpha Purchase Agreement, which resulted in the issuance to Alpha of a pre-paid warrant to purchase 9,921,482 ordinary shares represented by 198,430 ADSs and the Alpha Warrant to purchase up to 49,607,407 ordinary shares represented by 992,149 ADSs, at an exercise price of NIS 36.14 per ADS ($10.28 per ADS), for gross proceeds of $1 million. As the Alpha Warrant includes an anti-dilution protection and other rights, they are classified as financial liabilities measured at fair value through profit or loss at each reporting period.

D.	On March 1, 2018, an extraordinary general meeting of the shareholders of the Company, approved the increase of the authorized share capital of the Company by 250,000,000 ordinary shares to 750,000,000 ordinary shares, par value NIS 0.03 per share.

E.

On March 20, 2018 the board of directors resolved to delist all of Company’s securities from trading on the TASE. In accordance with the Israeli Securities Law and the rules of the TASE, as the Company had four different series of warrants traded on the TASE, in order to effectuate the resolution, the Company was required to enter into an arrangement between the Company, shareholders and the holders of warrants, pursuant to Section 350 of the Israeli Companies Law.

On April 16, 2018, the Company petitioned the District Court of Lod, Israel, or the Court, to approve the convening of a shareholders’ meeting and meetings of holders of Series I Warrants and Series K Warrants, in order to approve an arrangement for the delisting of all of Company securities from TASE and the reduction of the exercise price of Series I and Series K Warrants to NIS 0.4 each, or the Arrangement. The holders of Series G Warrants and Series H Warrants were not part to the Arrangement as such warrants expire before the expected date of the delisting of the Company’s securities from the TASE. On July 29 2018, the Court approved the Arrangement, following its approval by the different meetings of shareholders and holders of Series I and Series K Warrants. The last date of trading of the ordinary shares, Series I Warrants and Series K Warrants on the TASE will be on October 29, 2018.

F.	On July 11, 2018, following the Company's board of directors and shareholders’ approval, the Company issued to Alpha a pre-paid warrant to purchase 1,060,000 ordinary shares represented by 21,200 ADSs, in connection with services Alpha provided to the Company. The issuance in fair market value of NIS 492 thousands was accounted as share based compensation and recognized as an expense within “general, administrative and marketing expenses” in the statements of comprehensive loss.